CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Apr. 10, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 10, 2019	0	0
Net income					(16,497,280)
Balance at Apr. 10, 2019	$ 0	$ 0	0	0	0
Balance (in shares) at Apr. 10, 2019	0	0
Change in value of common stock subject to redemption (in shares)	(61,025,925)	0
Change in value of Class A common stock subject to redemption	$ (6,103)	$ 0	(614,832,126)	0	(614,838,229)
Net income	0	0	0	(14,682,592)	(14,682,592)
Balance at Dec. 31, 2019	$ 797	$ 1,725	19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Change in value of common stock subject to redemption	$ 103	$ 0	8,823,414	0	8,823,517
Change in value of common stock subject to redemption (in shares)	1,027,706
Net income	$ 0	0	0	(8,823,514)	(8,823,514)
Balance at Mar. 31, 2020	$ 900	$ 1,725	28,503,490	(23,506,106)	5,000,009
Balance (in shares) at Mar. 31, 2020	9,001,781	17,250,000
Balance at Dec. 31, 2019	$ 797	$ 1,725	19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Net income					(53,585,867)
Balance at Dec. 31, 2019	$ 797	$ 1,725	19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Net income					(25,340,816)
Balance at Dec. 31, 2019	$ 797	$ 1,725	19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Change in value of Class A common stock subject to redemption	$ 732	$ 0	72,458,457	0	72,459,189
Net income	0	0	0	(72,459,185)	(72,459,185)
Balance at Dec. 31, 2020	$ 1,529	$ 1,725	92,138,533	(87,141,777)	5,000,010
Balance (in shares) at Dec. 31, 2020	15,287,498	17,250,000
Balance at Mar. 31, 2020	$ 900	$ 1,725	28,503,490	(23,506,106)	5,000,009
Balance (in shares) at Mar. 31, 2020	9,001,781	17,250,000
Balance at Dec. 31, 2020	$ 1,529	$ 1,725	92,138,533	(87,141,777)	5,000,010
Balance (in shares) at Dec. 31, 2020	15,287,498	17,250,000
Change in value of common stock subject to redemption (in shares)	(4,197,206)	0
Change in value of Class A common stock subject to redemption	$ (420)	$ 0	(41,740,385)	0	(41,740,805)
Net income	0	0	0	41,740,801	41,740,801
Balance at Mar. 31, 2021	$ 1,109	$ 1,725	$ 50,398,148	$ (45,400,976)	$ 5,000,006
Balance (in shares) at Mar. 31, 2021	11,090,292	17,250,000